Stockholders Deficit (Details 3) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014 Employees	Sep. 30, 2013 Employees	Sep. 30, 2014 Employees	Sep. 30, 2013 Employees	Sep. 30, 2014 Non-employees	Sep. 30, 2013 Non-employees	Sep. 30, 2014 Non-employees	Sep. 30, 2013 Non-employees
Total non-cash stock-based compensation expense	$ 71,191		$ 2,438,983			$ 71,191		$ 2,355,669				$ 83,314	$ 16,875